Taxes (Details 5) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current tax assets, current	$ 900	$ 1,272
Current tax assets, non-current	1,374	1,110
Current tax liabilities, current	1,314	470
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	232	261
Current tax assets, non-current	5	1
Current tax liabilities, current	25	46
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	355	690
Current tax assets, non-current	1,010	740
Current tax liabilities, current	615	35
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	302	309
Current tax assets, non-current	358	369
Current tax liabilities, current	429	221
Financial Compensation For Exploration Of Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities, current	93	54
Others [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	11	12
Current tax assets, non-current	1
Current tax liabilities, current	$ 152	$ 114